Income taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income taxes
Schedule of components of loss before income taxes

For the years ended December 31, 2013, 2014 and 2015, the components of loss before income taxes were as follows (in thousands):

	Year Ended
	December 31,
	2013	2014	2015
Sweden	$(5,267)	$(9,165)	$(33,960)
Ireland	—	—	(191)
Cayman Islands	—	—	(8,722)
U.S.	(213)	(985)	(1,210)
Total	$(5,480)	$(10,150)	$(44,083)

Schedule of components of income tax (benefit)

The components of income tax (benefit) for the years ended December 31, 2013, 2014 and 2015 were as follows (in thousands):

	Year Ended
	December 31,
	2013	2014	2015
Current tax expense (benefit):
Sweden	$—	$—	$—
Ireland	—	—	—
U.S.
Federal	—	—	—
State	—	—	—
Total	$—	$—	$—
Deferred tax expense (benefit):
Sweden	$(761)	$(648)	$212
Ireland	—	—	(24)
U.S.
Federal	(903)	(2,433)	(17,543)
State	(225)	(720)	(1,233)
Change in valuation allowance	1,796	3,321	18,138
Total	$(93)	$(480)	$(450)

Schedule of tax effect of temporary differences that give rise to significant portions of the deferred tax assets

The tax effect of temporary differences that give rise to significant portions of the deferred tax assets are as follows (in thousands):

	Year Ended
	December 31,
	2014	2015
Deferred tax assets:
Net operating loss carryforwards	$8,775	$22,039
Tax credits	3,811	9,135
Capitalized research and development costs	161	161
Total deferred tax assets	12,747	31,335
Valuation allowance	(12,012)	(30,150)
Deferred tax assets recognized	735	1,185
Deferred tax liabilities:
Acquired intangible assets	(2,111)	(2,111)
Total deferred tax liabilities	(2,111)	(2,111)
Net deferred tax liabilities	$(1,376)	$(926)

Schedule of effective tax rate reconciliation to statutory rate

	Year Ended
	December 31,
	2013	2014	2015
Ireland statutory income tax rate	—	—	12.5%
Swedish statutory income tax rate	22.0%	22.0%	—
Foreign tax differential between Sweden, U.S., Cayman Island and Ireland	(3.4)	(4.6)	15.7
Federal tax credits	15.2	20.9	12.1
Change in valuation allowance	(32.8)	(32.7)	(41.2)
Other	0.7	(0.9)	1.9
Effective income tax rate	1.7%	4.7%	1.0%